DELAWARE GROUP® EQUITY FUNDS IV
Delaware Fund for Income
(formerly, First Investors Fund For Income)

Delaware Investment Grade Fund
(formerly, First Investors Investment Grade Fund)

Delaware Limited Duration Bond Fund
(formerly, First Investors Limited Duration Bond Fund)

Delaware Strategic Income II Fund
(formerly, First Investors Strategic Income Fund)

(each, a "Fund" and collectively, the "Funds")
Supplement to the Funds’ Statutory Prospectus dated January 28, 2020
Effective September 30, 2020, the following replaces the information in the section entitled “Fund summaries —Delaware Fund for Income — Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
John P. McCarthy, CFA	Managing Director, Senior Portfolio Manager	October 2019
Adam H. Brown, CFA	Managing Director, Senior Portfolio Manager	October 2019

Effective September 30, 2020, the following replaces the information in the section entitled “Fund summaries —Delaware Investment Grade Fund — Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Michael G. Wildstein, CFA	Senior Managing Director, Head of US Credit and Insurance	October 2019

Kashif Ishaq	Managing Director, Senior Portfolio Manager	October 2019
Wayne A. Anglace, CFA	Managing Director, Senior Portfolio Manager	October 2019

Effective September 30, 2020, the following replaces the information in the section entitled “Fund summaries —Delaware Limited Duration Bond Fund — Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Brian C. McDonnell, CFA	Senior Managing Director, Head of US Core Fixed Income	October 2019
J. David Hillmeyer, CFA	Senior Managing Director, Co-Head of US Multisector Fixed Income	September 2020
Daniela Mardarovici, CFA	Managing Director, Co-Head of US Multisector Fixed Income	September 2020

Effective September 30, 2020, the following replaces the information in the section entitled “Fund summaries —Delaware Strategic Income II Fund — Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
J. David Hillmeyer, CFA	Senior Managing Director, Co-Head of US Multisector Fixed Income	October 2019
Daniela Mardarovici, CFA	Managing Director, Co-Head of US Multisector Fixed Income	October 2019

Effective September 30, 2020, the following replaces the biographical information in the section entitled “Who manages the Funds — Portfolio managers — Delaware Fund for Income”:

John P. McCarthy and Adam H. Brown are the lead portfolio managers primarily responsible for the overall day-to-day management of the Delaware Fund for Income. When making decisions for the Fund, Messrs. McCarthy and Brown regularly consult with other investment professionals.

John P. McCarthy, CFA Managing Director, Senior Portfolio Manager
John P. McCarthy is a senior portfolio manager for the Macquarie Investment Management Fixed Income (MFI) high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research on the firm’s taxable fixed income team. McCarthy rejoined Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA Managing Director, Senior Portfolio Manager
Adam H. Brown is a senior portfolio manager for the firm’s high yield strategies within Macquarie Investment Management Fixed Income (MFI). He manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Macquarie Investment Management (MIM) in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he had worked since 2002. At Four Corners, he was a co-portfolio manager on the firm’s collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned an MBA from the A.B. Freeman School of Business at Tulane University and a Bachelor’s degree in Accounting from the University of Florida.

Effective September 30, 2020, the following replaces the biographical information in the section entitled “Who manages the Funds — Portfolio managers — Delaware Investment Grade Fund”:

Michael G. Wildstein, Wayne A. Anglace and Kashif Ishaq are the lead portfolio managers primarily responsible for the overall day-to-day management of the Delaware Investment Grade Fund. When making decisions for the Fund, Messrs. Wildstein, Anglace and Ishaq regularly consult with other investment professionals.

Michael G. Wildstein, CFA Senior Managing Director, Head of US Credit and Insurance
Michael G. Wildstein is head of US credit and insurance for Macquarie Investment Management Fixed Income (MFI). He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst for MFI, focused on the telecommunications sector for high-grade and high yield portfolios. Prior to joining Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Prior to this, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned an MBA from Drexel University and a bachelor’s degree from the University of Tampa.

Wayne A. Anglace, CFA Managing Director, Senior Portfolio Manager
Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s corporate and convertible bond strategies within Macquarie Investment Management Fixed Income (MFI). Prior to joining Macquarie Investment Management in March 2007 as a research analyst for the firm’s high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kashif Ishaq Managing Director, Senior Portfolio Manager

Kashif Ishaq is a senior portfolio manager across Macquarie Investment Management Fixed Income’s (MFI) US Corporate Bond strategies. He manages corporate bond exposure within MFI’s portfolios which include performing relative value analysis across different issuers, corporate curves and capital structures as well as risk surveillance. Given his experience in trading and risk systems, he has oversight for our corporate credit traders and maintains our key broker/dealer relationships. He started his fixed income career with Macquarie Investment Management as a portfolio analyst on the firm’s insurance portfolio management team before taking a position as an investment grade trader. Previously, he participated in Lincoln Financial Group’s rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor’s degree in corporate finance and accounting from Bentley College.

Effective September 30, 2020, the following replaces the biographical information in the section entitled “Who manages the Funds — Portfolio managers — Delaware Limited Duration Bond Fund”:

Brian C. McDonnell, J. David Hillmeyer and Daniela Mardarovici are the lead portfolio managers primarily responsible for the overall day-to-day management of the Delaware Limited Duration Bond Fund. When making decisions for the Fund, Messrs. McDonnell and Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.

Brian C. McDonnell, CFA Senior Managing Director, Head of US Core Fixed Income
Brian C. McDonnell heads the US Core Fixed Income team within Macquarie Investment Management Fixed Income (MFI), with primary responsibility for portfolio construction and strategic asset allocation. He joined Macquarie Investment Management (MIM) in March 2007 as a vice president and senior structured products analyst/trader, assuming portfolio management responsibilities in 2009. Prior to joining the firm, he was a managing director and head of fixed income trading at Sovereign Securities, where he was responsible for risk management and hedging of the firm’s holdings. Earlier in his career, he spent more than 10 years in various fixed income capacities with Prudential Securities in New York. McDonnell has a bachelor’s degree in finance from Boston College, and he is a member of the CFA Society of Philadelphia.

J. David Hillmeyer, CFA Senior Managing Director, Co-Head of US Multisector Fixed Income
J. David Hillmeyer co-leads of the firm’s US Multisector Fixed Income team for Macquarie Investment Management Fixed Income (MFI) with responsibility for investment strategy and business development across the full suite of US multisector strategies. In addition, Hillmeyer has responsibility for our global credit strategies. Hillmeyer is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Prior to joining Macquarie Investment Management (MIM) in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Daniela Mardarovici, CFA Managing Director, Co-Head of US Multisector Fixed Income
Daniela Mardarovici co-leads of the firm’s US Multisector Fixed Income team for Macquarie Investment Management Fixed Income (MFI) with responsibility for investment strategy and business development across the full suite of US multisector strategies. Mardarovici is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Prior to joining Macquarie Investment Management (MIM) in March 2019, she spent more than 13 years at BMO Global Asset Management as a senior portfolio manager. Since 2014, she was a member of the management committee of Taplin, Canida & Habacht (TCH), BMO’s US fixed income group, and helped lead business strategy and development efforts. Mardarovici was also responsible for driving investment strategy and managing institutional portfolios and mutual funds across a wide spectrum of strategies, including core, core plus, credit, multisector, and liability-driven investing (LDI). Previously, she led investment management efforts for mortgage-backed securities at Harris Investment Management. She started her career in 2000 as a proprietary trader at Gelber Group. In 2018, Mardarovici was named one of the top 20 female portfolio managers by CityWire. She graduated magna cum laude with a major in economics and finance/banking from the University of Nebraska at Omaha. She is a member of the CFA Society New York and the CFA Institute.

Effective September 30, 2020, the following replaces the biographical information in the section entitled “Who manages the Funds — Portfolio managers — Delaware Strategic Income II Fund”:

J. David Hillmeyer and Daniela Mardarovici are the lead portfolio managers primarily responsible for the overall day-to-day management of the Delaware Strategic Income II Fund. When making decisions for the Fund, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.

J. David Hillmeyer, CFA Senior Managing Director, Co-Head of US Multisector Fixed Income
J. David Hillmeyer co-leads of the firm’s US Multisector Fixed Income team for Macquarie Investment Management Fixed Income (MFI) with responsibility for investment strategy and business development across the full suite of US multisector strategies. In addition, Hillmeyer has responsibility for our global credit strategies. Hillmeyer is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Prior to joining Macquarie Investment Management (MIM) in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Daniela Mardarovici, CFA Managing Director, Co-Head of US Multisector Fixed Income
Daniela Mardarovici co-leads of the firm’s US Multisector Fixed Income team for Macquarie Investment Management Fixed Income (MFI) with responsibility for investment strategy and business development across the full suite of US multisector strategies. Mardarovici is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Prior to joining Macquarie Investment Management (MIM) in March 2019, she spent more than 13 years at BMO Global Asset Management as a senior portfolio manager. Since 2014, she was a member of the management committee of Taplin, Canida & Habacht (TCH), BMO’s US fixed income group, and helped lead business strategy and development efforts. Mardarovici was also responsible for driving investment strategy and managing institutional portfolios and mutual funds across a wide spectrum of strategies, including core, core plus, credit, multisector, and liability-driven investing (LDI). Previously, she led investment management efforts for mortgage-backed securities at Harris Investment Management. She started her career in 2000 as a proprietary trader at Gelber Group. In 2018, Mardarovici was named one of the top 20 female portfolio managers by CityWire. She graduated magna cum laude with a major in economics and finance/banking from the University of Nebraska at Omaha. She is a member of the CFA Society New York and the CFA Institute.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.
Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.
This Supplement is dated August 26, 2020.